Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories
Inventories are comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Finished products	322,103	398,474	533,612
Work in process	142,935	133,560	163,206
Raw materials, purchased components and supplies	94,741	104,634	177,189

Inventories	559,779	636,668	874,007